Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		₩ 1,889,289	₩ 2,197,351
Acquisition and Disposal		11,983	(362,625)
Share of profit (loss)		31,404	(39,479)
Other comprehensive income (loss)		8,936	122,679
Other increase (decrease)		(26,600)	(28,637)
Ending balance		1,915,012	1,889,289
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		879,527	793,754
Share of profit (loss)		24,054	(19,395)
Other comprehensive income (loss)		(6,591)	105,168
Ending balance		896,990	879,527
Korea IT Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		324,860	339,976
Share of profit (loss)		10,343	4,753
Other comprehensive income (loss)		3,366	(7,459)
Other increase (decrease)		(2,165)	(12,410)
Ending balance		336,404	324,860
HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			349,866
Acquisition and Disposal			(368,389)
Share of profit (loss)			17,749
Other comprehensive income (loss)			774
UniSK [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		20,839	19,156
Share of profit (loss)		2,079	2,424
Other comprehensive income (loss)		102	(741)
Other increase (decrease)		(735)
Ending balance		22,285	20,839
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		69,375	86,301
Share of profit (loss)		(178)	(22,923)
Other comprehensive income (loss)		1,212	5,997
Ending balance		70,409	69,375
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		14,296	15,343
Share of profit (loss)		335	(2,059)
Other comprehensive income (loss)		241	1,012
Ending balance		14,872	14,296
SK Latin America Investment S.A. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		11,961	14,004
Share of profit (loss)		1,974	(2,083)
Other comprehensive income (loss)		672	40
Ending balance		14,607	11,961
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		357,537	348,782
Share of profit (loss)		(12,881)	(6,975)
Other comprehensive income (loss)		10,626	15,730
Ending balance		355,282	357,537
Citadel Pacific Telecom Holdings, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		48,542	43,789
Share of profit (loss)		2,628	2,890
Other comprehensive income (loss)		637	1,863
Other increase (decrease)		(5,906)
Ending balance		45,901	48,542
SM. Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		59,611	60,261
Acquisition and Disposal		(679)	37
Share of profit (loss)		593	(756)
Other comprehensive income (loss)		808	69
Other increase (decrease)		(18,755)
Ending balance		41,578	59,611
Digital Games International Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			2,208
Acquisition and Disposal			(1,757)
Share of profit (loss)			(562)
Other comprehensive income (loss)			111
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			26,474
Share of profit (loss)			(11,759)
Other comprehensive income (loss)			(74)
Other increase (decrease)			(14,641)
Nam Incheon Broadcasting Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		13,575	12,525
Share of profit (loss)		905	1,186
Other increase (decrease)		(136)	(136)
Ending balance		14,344	13,575
Home Choice Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		4,456	3,052
Share of profit (loss)		(1,241)	1,403
Other comprehensive income (loss)			1
Ending balance		3,215	4,456
Konan Technology Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		8,366	3,639
Acquisition and Disposal		(44)	5,451
Share of profit (loss)		(2,100)	(710)
Other comprehensive income (loss)		127	(14)
Ending balance		6,349	8,366
CMES Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		900
Other increase (decrease)			900
Ending balance		900	900
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and Disposal		4,900
Other increase (decrease)		1,239
Ending balance		1,239
12CM JAPAN and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		69,734	68,966
Acquisition and Disposal		8,706	1,873
Share of profit (loss)		5,108	1,245
Other comprehensive income (loss)		(2,264)
Other increase (decrease)		(142)	(2,350)
Ending balance		81,142	69,734
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		1,883,579	2,188,096
Acquisition and Disposal		7,983	(362,785)
Share of profit (loss)		31,619	(35,572)
Other comprehensive income (loss)		8,936	122,477
Other increase (decrease)		(26,600)	(28,637)
Ending balance		1,905,517	1,883,579
Finnq Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			7,255
Acquisition and Disposal	₩ 5,733		(3,840)
Share of profit (loss)			(3,617)
Other comprehensive income (loss)			202
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		5,710	2,000
Acquisition and Disposal		4,000	4,000
Share of profit (loss)		(215)	(290)
Ending balance		9,495	5,710
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		5,710	9,255
Acquisition and Disposal		4,000	160
Share of profit (loss)		(215)	(3,907)
Other comprehensive income (loss)			202
Ending balance		₩ 9,495	₩ 5,710